Investments in Companies Accounted for at Equity Method (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Investments in Companies Accounted for at Equity Method [Abstract]
Shares		$ 18,014	$ 17,591
Capital notes		7,669	7,669
Total		25,683	25,260
Dividend preference derivative in TSG	[1]	2,733	2,400
Goodwill		$ 9,836	$ 9,836

[1]	Dividend preference derivative in TSG is included in Group's long term prepaid expenses and other accounts receivable and is accounted for at fair value through to profit or loss.